CONVERTIBLE NOTES, 2023, 2024, 2025 and 2026 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes With Cash Conversion Option [Abstract]
Equity component	$ 486,758	$ 284,727	$ 240,582
Carrying Amount of the Liability Components [Abstract]
Principal	4,207,853	2,310,820
Less: unamortized issuance cost and debt discount	(732,145)	(470,414)
Net carrying amount	3,475,708	1,840,406
Recognized total interest expense for coupon interest	36,191	35,527	14,312
Amortization of debt discount	100,141	88,198	33,334
Exchange and conversion of Convertible Notes [Abstract]
Loss on debt extinguishment	$ (2,069)	(24,400)	$ 0
2023 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Jun. 18, 2018
Maturity date	Jul. 01, 2023
Principal amount	$ 575,000
Interest rate	2.25%
Initial conversion rate (ADSs per $1 principal amount)	50.5165
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 19.80
Agreed conversion date	Jan. 01, 2023
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 410,926
Effective interest rate	9.38%
Equity component	$ 152,714
Debt issuance cost, allocated in proportion to the allocation of proceeds	11,360
Carrying Amount of the Liability Components [Abstract]
Principal	31,305	49,000
Less: unamortized issuance cost and debt discount	(3,098)	(7,737)
Net carrying amount	28,207	41,263
Amount of if-converted convertible notes exceeding the principal	$ 322,474	443,710
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount)	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 50.13
Agreed conversion date	Jun. 01, 2024
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 897,918
Effective interest rate	6.03%
Equity component	$ 240,582
Debt issuance cost, allocated in proportion to the allocation of proceeds	11,500
Carrying Amount of the Liability Components [Abstract]
Principal	152,048	1,112,320
Less: unamortized issuance cost and debt discount	(20,520)	(195,760)
Net carrying amount	131,528	916,560
Amount of if-converted convertible notes exceeding the principal	$ 526,459	3,304,202
2024 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)	$ 50.13
Capped calls initial cap price (in dollars per shares)	$ 70.36
2024 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price	$ 97,060
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	May 22, 2020
Maturity date	Dec. 01, 2025
Principal amount	$ 1,150,000
Interest rate	2.375%
Initial conversion rate (ADSs per $1 principal amount)	11.0549
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 90.46
Agreed conversion date	Sep. 01, 2025
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 856,635
Effective interest rate	8.21%
Equity component	$ 284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds	8,638
Carrying Amount of the Liability Components [Abstract]
Principal	1,149,500	1,149,500
Less: unamortized issuance cost and debt discount	(220,817)	(266,917)
Net carrying amount	928,683	882,583
Amount of if-converted convertible notes exceeding the principal	$ 1,693,319	1,379,949
2025 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)	$ 90.46
Capped calls initial cap price (in dollars per shares)	$ 136.54
2025 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price	$ 135,700
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Sep. 14, 2021
Maturity date	Sep. 15, 2026
Principal amount	$ 2,875,000
Interest rate	0.25%
Initial conversion rate (ADSs per $1 principal amount)	2.0964
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 477.01
Agreed conversion date	Jun. 15, 2026
Convertible Notes With Cash Conversion Option [Abstract]
Liability component	$ 2,359,492
Effective interest rate	4.27%
Equity component	$ 486,758
Debt issuance cost, allocated in proportion to the allocation of proceeds	28,750
Carrying Amount of the Liability Components [Abstract]
Principal	2,875,000
Less: unamortized issuance cost and debt discount	(487,710)
Net carrying amount	2,387,290	$ 0
Convertible Notes [Member]
Exchange and conversion of Convertible Notes [Abstract]
Amount of outstanding principal converted	$ 977,967